Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information (Table)
	Dry Bulk Vessel Operations for the Year Ended December 31, 2021		Logistics Business for the Year Ended December 31, 2021		Total for the Year Ended December 31, 2021
Revenue	$362,343		$223,475		$585,818
Interest income	26		230		256
Interest expense and finance cost (1)	(80,450)		(64,559)		(145,009)
Depreciation and amortization	(29,582)		(31,653)		(61,235)
Equity in net earnings of affiliate companies	69,275		—		69,275
Net income attributable to Navios Holdings common stockholders	140,651	(2)	(23,965)	(3)	116,686
Total assets	1,200,255		608,523		1,808,778
Goodwill	56,240		104,096		160,336
Capital expenditures	(24,950)		(23,848)		(48,798)
Investment in affiliate companies	125,744		—		125,744
Cash and cash equivalents	21,011		32,580		53,591
Restricted cash	84,260		—		84,260
Long-term debt, net (including current and noncurrent portion)	$844,134		$542,350		$1,386,484

(1)	Interest expense and finance cost for the year ended December 31, 2021 excludes $4,404 relating to the intercompany interest of the Grimaud loan, which is eliminated upon consolidation.
(2)	The Dry Bulk Vessel Operations net income is adjusted to exclude the mark to market loss of $2,559 for the year ended December 31, 2021, following the repayment of the Grimaud loan in Shares which is eliminated upon consolidation.
(3)	The Logistics Business net income is adjusted for the items referred in footnote (1) above as well as the mark to market loss of $24,169 recognized in Navios Logistics statement of income for the year ended December 31, 2021, following the repayment of the Grimaud loan and the sale of the Shares which is eliminated upon consolidation.

	Dry Bulk Vessel Operations for the Year Ended December 31, 2020	Logistics Business for the Year Ended December 31, 2020	Total for the Year Ended December 31, 2020
Revenue	$200,794	$215,924	$416,718
Interest income	48	209	257
Interest expense and financing cost	(88,237)	(48,322)	(136,559)
Depreciation and amortization	(42,076)	(28,939)	(71,015)
Equity in net losses of affiliate companies	(1,293)	—	(1,293)
Net (loss)/ income attributable to Navios Holdings common stockholders	(192,207)	(754)	(192,961)
Total assets	1,316,936	654,389	1,971,325
Goodwill	56,240	104,096	160,336
Capital expenditures	(99,068)	(8,441)	(107,509)
Investment in affiliate companies	56,988	—	56,988
Cash and cash equivalents	20,011	74,870	94,881
Restricted cash	16,303	—	16,303
Long-term debt, net (including current and noncurrent portion)	$1,043,839	$540,590	$1,584,429

	Dry Bulk Vessel Operations for the Year Ended December 31, 2019	Logistics Business for the Year Ended December 31, 2019	Total for the Year Ended December 31, 2019
Revenue	$254,178	$228,271	$482,449
Administrative fee revenue from affiliate companies	16,991	—	16,991
Interest income	9,610	1,052	10,662
Interest expense and financing cost	(92,948)	(40,531)	(133,479)
Depreciation and amortization	(52,288)	(29,435)	(81,723)
Equity in net losses of affiliate companies	(9,185)	—	(9,185)
Net (loss)/ income attributable to Navios Holdings common stockholders	(209,096)	16,986	(192,110)
Total assets	1,511,517	631,338	2,142,855
Goodwill	56,240	104,096	160,336
Capital expenditures	(36,628)	(7,943)	(44,571)
Investment in affiliate companies	64,352	—	64,352
Cash and cash equivalents	32,386	45,605	77,991
Restricted cash	736	—	736
Long-term debt, net (including current and noncurrent portion)	$1,048,318	$514,929	$1,563,247

Segment Information - Revenue by Geographic Region (Table)
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
North America	$—	$—	$2,259
Australia	11,905	2,055	—
Europe	184,786	132,582	179,009
Asia	155,123	63,610	67,468
South America	234,004	218,442	232,394
Other	—	28	1,319
Total	$585,818	$416,718	$482,449